Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Assets

	12/31/2021	12/31/2020

Prepayments to employees (i)	638	474
Sundry advances	288	159
Advances to projects in progress (ii)	2,784	7,882
Transaction costs (iii)	—	3,571
Other prepayments	365	81
Related parties receivables (iv)	265	260
Guarantee deposits	1,525	1,040
Rent receivables	252	398
Others	87	58

	6,204	13,923

Current	4,193	12,383
Non-current	2,011	1,540

	6,204	13,923

(i)	Refers to amounts receivable from employees, in which the amount is rated at the interest rate of the Interbank Deposit Certificate (CDI).
(ii)	Refers to costs incurred by projects related to funds administered by Vinci, that are initially paid by the Group and subsequently reimbursed.
(iii)	Refers to transaction costs incurred by Vinci related to the initial public offering. After the closing of the initial public offering the amount was transferred to the shareholders equity.
(iv)	Refers to an intercompany transaction. See note 19 for more details.